Business Combinations (Details) $ in Millions										3 Months Ended				12 Months Ended			36 Months Ended
	Aug. 19, 2019 USD ($)	Jul. 03, 2019 USD ($)	Apr. 30, 2019 USD ($)	Dec. 12, 2018 USD ($)	Nov. 02, 2018 USD ($)	May 29, 2018 USD ($)	Feb. 08, 2018 USD ($)	Jun. 05, 2017 USD ($)	Mar. 03, 2017 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) Entity	Dec. 31, 2018 USD ($) Entity	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) Business	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2017 USD ($)
Business Combinations [Abstract]
Number of businesses acquired														2	4		7
Net cash paid to acquire business														$ 12.0	$ 186.3	$ 18.8
Goodwill											$ 1,287.7		$ 1,289.5	1,287.7	1,289.5	1,227.6	$ 1,287.7
Revenues and Operating Income (Loss) [Abstract]
Revenue														137.6	96.2	13.9
Operating income														19.1	8.3	$ 1.4
Tamrotor Kompressorit Oy [Member]
Business Combinations [Abstract]
Non-controlling ownership interest acquired									49.00%
Cash consideration									$ 5.2
Holdback recorded in accrued liabilities																						$ 0.5
Air Compressors and Blowers North Limited [Member]
Business Combinations [Abstract]
Total consideration	$ 7.0
Cash consideration	5.9
Deferred payment	1.1
Goodwill deductible for tax purposes	$ 0.0
Air Compressors and Blowers North Limited [Member] | Forecast [Member]
Business Combinations [Abstract]
Deferred payment										$ 1.1
Oina VV AB [Member]
Business Combinations [Abstract]
Total consideration		$ 10.0
Cash consideration		5.6
Holdback recorded in accrued liabilities		1.6
Goodwill deductible for tax purposes		0.0
Oina VV AB [Member] | Maximum [Member]
Business Combinations [Abstract]
Contingent earn-out provisions		$ 2.8
Oina VV AB [Member] | Forecast [Member]
Business Combinations [Abstract]
Holdback recorded in accrued liabilities										$ 1.6
MP Pumps, Inc. [Member]
Business Combinations [Abstract]
Total consideration				$ 58.5
Cash consideration				57.8
Holdback recorded in accrued liabilities				0.7																	$ 0.5
Goodwill deductible for tax purposes				$ 0.0
DV Systems Inc [Member]
Business Combinations [Abstract]
Total consideration					$ 16.1
Cash consideration					14.8
Purchase price adjustment											1.4			1.1
Holdback recorded in accrued liabilities					1.3						0.3			0.3			0.3
Goodwill deductible for tax purposes					$ 0.0
DV Systems Inc [Member] | Accrued Liabilities [Member]
Business Combinations [Abstract]
Holdback recorded in accrued liabilities											1.1			1.1			1.1
DV Systems Inc [Member] | Forecast [Member]
Business Combinations [Abstract]
Holdback recorded in accrued liabilities																			$ 0.5	$ 0.6
PMI Pumps [Member]
Business Combinations [Abstract]
Total consideration						$ 21.0
Cash consideration						18.8
Contingent consideration payments												$ 1.0
Promissory note						2.0							1.0		1.0
Holdback recorded in accrued liabilities						0.2
Goodwill deductible for tax purposes						$ 0.0
Runtech Systems Oy [Member]
Business Combinations [Abstract]
Percentage interest acquired							100.00%
Net cash paid to acquire business							$ 94.9
Goodwill							63.6
Amortizable intangible assets							31.3
Goodwill deductible for tax purposes							$ 0.0
LeROI [Member]
Business Combinations [Abstract]
Percentage interest acquired								100.00%
Net cash paid to acquire business								$ 20.4
Cash consideration													0.2
Holdback recorded in accrued liabilities								1.9			$ 1.5	$ 1.0		$ 1.5			$ 1.5
Goodwill deductible for tax purposes								$ 0.0
LeROI [Member] | Repair [Member]
Business Combinations [Abstract]
Holdback recorded in accrued liabilities													$ 1.7		$ 1.7
LeROI [Member] | Forecast [Member]
Business Combinations [Abstract]
Holdback recorded in accrued liabilities																		$ 0.5
LeROI [Member] | Forecast [Member] | Other Liabilities [Member]
Business Combinations [Abstract]
Holdback recorded in accrued liabilities																		$ 0.5
Ingersoll Rand [Member]
Business Combinations [Abstract]
Percentage interest acquired			50.10%
Cash consideration			$ 1,900.0